Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Discontinued Operations [Line Items]
Revenues	$ 1,426,145	$ 1,575,153	$ 1,366,336
Cost of services	(971,425)	(1,029,983)	(859,074)
Gross profit	454,720	545,170	507,262
Selling, general and administrative expenses	171,899	194,201	170,852
Other operating expenses	(4,054)	(4,838)	(4,903)
Operating loss	298,974	369,149	331,813
Financial result, net	(291,326)	(239,492)	(235,430)
Share of income or loss in associates	(4,146)	(15,841)	(1,306)
Loss before income tax	3,502	113,816	95,077
Income tax	(14,101)	(46,925)	(56,359)
Loss from discontinued operations			(9,478)
Currency translation adjustment	(247,712)	(25,585)	(48,563)
Total comprehensive loss for the year	(259,184)	41,756	(15,397)
Discontinued operations
Disclosure Of Discontinued Operations [Line Items]
Revenues	0	0	5
Cost of services	0	0	(92)
Gross profit	0	0	(87)
Selling, general and administrative expenses	0	0	(796)
Loss on disposal of discontinued operations	0	0	(8,916)
Other operating expenses	0	0	(228)
Operating loss	0	0	(10,027)
Financial result, net	0	0	548
Loss before equity in earnings of associates and income tax	0	0	(9,479)
Share of income or loss in associates	0	0	62
Loss before income tax	0	0	(9,417)
Income tax	0	0	(61)
Loss from discontinued operations	0	0	(9,478)
Currency translation adjustment	0	0	4,277
Total comprehensive loss for the year	$ 0	$ 0	$ (5,201)